Equity Investment in Micronet (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity Investment in Micronet [Abstract]
Schedule of net revenues and net loss
(USD in thousands)	Year ended December 31, 2021	Year ended December 31, 2020
Revenues	$60,007	$2,262
Net loss	$(36,175)	$(26,419)

Schedule of purchase price of acquisition
Total cash consideration	$887
Total Purchase Consideration	$887

Less:
Debt-free net working capital	$788
Property and equipment	661
Right of use assets	310
Other assets	26
Borrowings	(1,675)
Severance payable	(95)
Lease liabilities	(101)
Intangible assets – trade name/trademarks	270
Intangible assets – developed technology	1,580
Intangible assets – customer relationship	410
Intangible assets – ground	215
Deferred Tax liability	(362)
Fair value of net assets acquired	$2,027

Noncontrolling interest	$(2,172)
Gain on equity interest	(665)
Equity investment	(921)
Change in investment	(3,758)

Goodwill value	$2,618

Schedule of outstanding ordinary shares of micronets
May 9, 2021
Micronet’s fair value as of May 9, 2021	1,127
Net assets	(6,185)
Capital reserve from currency translation	134
Non-controlling interests	2,990
Net loss from loss of control	1,934

May 9, 2021
USD in thousands
Micronet’s fair value as of May 9, 2021	1,127
Net assets	(6,185)
Capital reserve from currency translation	134
Non-controlling interests	2,990
Net loss from loss of control	(1,934)